Huntington Asset Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

October 29, 2012

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

We are enclosing Post-Effective Amendment (“PEA”) No. 257 to the registration statement on Form N-1A of Unified Series Trust in respect of its series, IMS Capital Value Fund, IMS Strategic Income Fund, and IMS Dividend Growth Fund (the “Funds”).

PEA No. 257 includes changes made in response to comments received from the SEC staff and has been marked to show such changes. PEA No. 257 also includes the Funds’ annual updated performance and financial information, as well as the consent of the independent registered public accountants.

Please contact Jonathan Van Duren at (314) 552-6023 with any questions or comments.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President